Fair Value - Additional Information (Details) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended
	Oct. 06, 2021 shares	Sep. 29, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Jul. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Class of Stock [Line Items]
Earnout liabilities			$ 266,390		$ 266,390		$ 228,100	$ 0
Change in fair value, loss on earnout liabilities			71,318	$ 0	71,318	$ 0
Derivative warrant liabilities			34,294		34,294		$ 22,000	$ 0
Change in fair value of derivative warrant liabilities			(12,261)	$ 0	(12,261)	$ 0
Private Warrants
Class of Stock [Line Items]
Derivative warrant liabilities			7,700		7,700
Change in fair value of derivative warrant liabilities			$ 3,300		$ 3,300
Earnout Liabilities | Expected term (in years)
Class of Stock [Line Items]
Earnout liabilities, earnout period		6 years 9 months 18 days	6 years 9 months 18 days		6 years 9 months 18 days		7 years
Earnout Liabilities | Dividend yield
Class of Stock [Line Items]
Earnout liabilities, measurement input		0	0		0		0
Rover Earnout Shares
Class of Stock [Line Items]
Earnout liabilities			$ 266,400		$ 266,400
Earnout shares (in shares) | shares			19,734,000		19,734,000		19,734,183
Sponsor Earnout Shares
Class of Stock [Line Items]
Earnout shares issued (in shares) | shares		1,969,302
Earnout liabilities		$ 33,000
Earnout shares (in shares) | shares			492,000		492,000		2,461,627
Subsequent Event | Rover Earnout Shares
Class of Stock [Line Items]
Earnout shares issued (in shares) | shares	17,540,964
Derivative Instrument, Period, One And Two | Rover Earnout Shares
Class of Stock [Line Items]
Earnout liabilities			$ 238,400		$ 238,400
Derivative Instrument, Period, One And Two | Sponsor Earnout Shares
Class of Stock [Line Items]
Earnout liabilities		26,700
Derivative Instrument, Period, One | Rover Earnout Shares
Class of Stock [Line Items]
Earnout period, stock price trigger (in dollars per share) | $ / shares			$ 12.00		$ 12.00		$ 12.00
Earnout shares (in shares) | shares							8,770,748
Derivative Instrument, Period, One | Sponsor Earnout Shares
Class of Stock [Line Items]
Earnout period, stock price trigger (in dollars per share) | $ / shares							$ 12.00
Earnout shares (in shares) | shares							984,651
Derivative Instrument, Period, Two | Rover Earnout Shares
Class of Stock [Line Items]
Earnout period, stock price trigger (in dollars per share) | $ / shares			$ 14.00		$ 14.00		$ 14.00
Earnout shares (in shares) | shares							8,770,748
Derivative Instrument, Period, Two | Sponsor Earnout Shares
Class of Stock [Line Items]
Earnout period, stock price trigger (in dollars per share) | $ / shares							$ 14.00
Earnout shares (in shares) | shares							984,651
Derivative Instrument, Period, Three | Rover Earnout Shares
Class of Stock [Line Items]
Earnout liabilities			$ 28,000		$ 28,000
Earnout period, stock price trigger (in dollars per share) | $ / shares			$ 16.00		$ 16.00		$ 16.00
Earnout shares (in shares) | shares			2,192,687		2,192,687
Derivative Instrument, Period, Three | Sponsor Earnout Shares
Class of Stock [Line Items]
Earnout liabilities		$ 6,300
Earnout period, stock price trigger (in dollars per share) | $ / shares		$ 16.00
Earnout shares (in shares) | shares							492,325